Trade and other receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables
VAT receivable	€ 1,121	€ 496	€ 317
Trade receivables	22,580	214	845
Other receivables	1,378	455	750
Interest receivable	2,081	556
VLAIO grant receivable	955	1,165	930
Total trade and other current receivables	28,115	2,886	2,842
Impairment loss recognised in profit or loss, trade receivables	100
Bad debt allowance	0	0
Trade receivables impaired	0	0
Government grant received from Flanders Innovation and Entrepreneurship Agency	2,289	€ 1,842	€ 422
Flanders Innovation and Entrepreneurship Agency
Trade and other receivables
Government grant received from Flanders Innovation and Entrepreneurship Agency	€ 0